VANECK ENERGY INCOME ETF

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 75.8%
Energy: 75.8%
Antero Midstream Corp.	99,139	$897,208
Archrock, Inc.	25,977	214,830
Cheniere Energy, Inc.	16,946	2,254,326
CNX Resources Corp. *	39,640	652,474
DT Midstream, Inc.	28,881	1,415,747
Enbridge, Inc.	62,857	2,656,337
EnLink Midstream LLC	71,216	605,336
Equitrans Midstream Corp.	100,021	636,134
Gibson Energy, Inc.	47,331	876,609
Hess Midstream LP	12,449	348,572
Keyera Corp.	59,632	1,362,011
Kinder Morgan, Inc.	111,995	1,877,036
ONEOK, Inc.	27,062	1,501,941
Pembina Pipeline Corp.	48,360	1,709,526
Plains GP Holdings LP	57,275	591,078
Targa Resources Corp.	21,453	1,280,101
TC Energy Corp.	50,453	2,613,970
The Williams Companies, Inc.	69,216	2,160,231
Total Common Stocks (Cost: $23,053,508)		23,653,467
	Number of Shares	Value
MASTER LIMITED PARTNERSHIPS: 24.2%
Energy: 24.2%
Crestwood Equity Partners LP	9,728	$234,250
DCP Midstream LP	11,075	327,599
Energy Transfer LP	136,065	1,357,929
Enterprise Products Partners LP	58,800	1,432,956
Genesis Energy LP	9,768	78,339
Holly Energy Partners LP	5,481	87,860
Magellan Midstream Partners LP	26,628	1,271,753
MPLX LP	42,472	1,238,059
NuStar Energy LP	8,793	123,102
Plains All American Pipeline LP	56,997	559,711
Shell Midstream Partners LP	17,050	239,893
Western Midstream Partners LP	24,819	603,350
Total Master Limited Partnerships (Cost: $7,578,098)		7,554,801
Total Investments: 100.0% (Cost: $30,631,606)		31,208,268
Liabilities in excess of other assets: 0.0%		(3,029)
NET ASSETS: 100.0%		$31,205,239

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Energy	100.0%	$31,208,268
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